CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (2,489)	$ (9,590)	$ (56,582)
Adjustments to reconcile net income to net cash provided by / (used in) operating activities:
Depreciation and amortization	2,198	3,177	3,371
Loss / (gain) on disposal of property and equipment	(87)	(1)	17
Share-based compensation	345	415	340
Impairment loss on investment	0	0	56,083
Unrealized foreign exchange loss / (gain)	313	(1,114)	2,383
Fair value change of equity investment without readily determinable fair values under the measurement alternative	0	0	(849)
Allowance for credit losses	24	0	83
Inventory write-down	0	0	103
Interest income	0	(71)	0
Reversal of unrecognized tax benefits	0	0	(12,302)
Deferred income tax	(48)	40	(407)
Changes in operating assets and liabilities:
Accounts receivable	(361)	61	930
Inventories	2,126	8,493	(2,366)
Prepayments and other current assets	4,260	(423)	1,412
Long-term rental deposits	(414)	819	7
Other non-current assets	592	(592)	0
Accounts payable	(5,468)	(10,672)	2,983
Advance from customers	(8,644)	(15,240)	7,452
Accrued expenses and other current liabilities	(40,497)	4,276	32,537
Operating lease right-of-use assets	5,139	5,414	5,506
Operating lease liabilities	(5,152)	(5,707)	(4,875)
Net cash provided by / (used in) operating activities	(48,163)	(20,715)	35,826
Cash flows from investing activities
Purchase of property and equipment	(782)	(1,149)	(817)
Purchase of land use right	(1,493)	0	0
Interest received	0	71	0
Loans to a third party	0	(2,824)	0
Repayment of loans by a third party	0	2,824	0
Proceeds from disposal of property and equipment	92	0	138
Payment for long-term investment	(73)	0	0
Proceeds from disposal of long-term investment	0	0	2,730
Net cash provided by / (used in) investing activities	(2,256)	(1,078)	2,051
Cash flows from financing activities
Proceeds from short-term borrowings	685	0	0
Principal repayment of finance leases	(34)	(44)	(43)
Issuance of ordinary shares from treasury shares	0	45	0
Repurchase of ordinary shares	(1,237)	(2,296)	0
Net cash used in financing activities	(586)	(2,295)	(43)
Net increase / (decrease) in cash, cash equivalents and restricted cash	(51,005)	(24,088)	37,834
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(954)	1,224	(2,868)
Cash, cash equivalents and restricted cash at beginning of year	71,704	94,568	59,602
Cash, cash equivalents and restricted cash at end of year	19,745	71,704	94,568
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets:
Cash and cash equivalents	17,945	66,425	88,575
Restricted cash	1,800	5,279	5,993
Total cash, cash equivalents and restricted cash	19,745	71,704	94,568
Supplemental cash flow information:
Income tax paid	9	0	(17)
Interest expense paid	0	(4)	(5)
Noncash investing activities:
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	8,860	862	5,498
Operating lease right-of-use assets derecognized upon lease cancellation	$ 1,651	$ 0	$ 0